Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Comm. Social Resp.	Total Payments
Total	$ 1,125,226	$ 736,305	$ 27,465	$ 66,677	$ 140	$ 1,955,813
ALGERIA
Total	206,829					206,829
ALGERIA | Government of Algeria, MINISTRY OF FINANCE [Member]
Total	206,829					206,829
BOLIVIA
Total			5,058			5,058
BOLIVIA | Government of Bolivia, YACIMIENTOS PETROLIFEROS FISCALES BOLIVIANOS [Member]
Total			5,058			5,058
COLOMBIA
Total			1,705			1,705
COLOMBIA | Government of Colombia, AGENCIA NACIONAL DE HIDROCARBUROS [Member]
Total			1,705			1,705
OMAN
Total	331,957		5,117	3,000	140	340,214
OMAN | Government of Oman, MINISTRY OF ENERGY AND MINERALS [Member]
Total			5,117	3,000		8,117
OMAN | Government of Oman, PETROLEUM DEVELOPMENT OMAN [Member]
Total					$ 140	140
OMAN | Government of Oman, TAX AUTHORITY [Member]
Total	331,957					331,957
PERU
Total			150			150
PERU | Government of Peru, COMITE DE ADMINISTRACION DE LOS RECURSOS PARA CAPACITACION [Member]
Total			150			150
QATAR
Total	78,264					78,264
QATAR | Government of Qatar, GENERAL TAX AUTHORITY [Member]
Total	78,264					78,264
UNITED ARAB EMIRATES
Total	2,457		1,700			4,157
UNITED ARAB EMIRATES | Government of Abu Dhabi, ABU DHABI NATIONAL OIL COMPANY [Member]
Total			1,700			1,700
UNITED ARAB EMIRATES | Government of Abu Dhabi, DEPARTMENT OF FINANCE – ABU DHABI [Member]
Total	2,457					2,457
UNITED KINGDOM
Total	242					242
UNITED KINGDOM | Government of the UK, HM REVENUE & CUSTOMS [Member]
Total	242					242
UNITED STATES
Total	505,477	736,305	13,735	63,677		1,319,194
UNITED STATES | Federal Government, OFFICE OF NATURAL RESOURCES REVENUE [Member]
Total		736,277	13,212	$ 63,677		813,166
UNITED STATES | Federal Government, DEPARTMENT OF TREASURY [Member]
Total	$ 505,477					505,477
UNITED STATES | Federal Government, BUREAU OF LAND MANAGEMENT [Member]
Total		$ 28	157			185
UNITED STATES | Federal Government, BUREAU OF SAFETY AND ENVIRONMENTAL ENFORCEMENT [Member]
Total			$ 366			$ 366